Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

July 23, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:             RS Investment Trust Post-Effective Amendment No. 1 to Registration Statement filed June 23, 2010 on Form N-14 (Registration No. 333-167725)

Ladies and Gentlemen:

Enclosed for filing on behalf of RS Investment Trust (the “Registrant”) is a post-effective amendment no. 1 to the Registration Statement on Form N-14 (the “Amendment”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “Commission”) on June 23, 2010 (the “Registration Statement”).  The prospectus/proxy statement contained in the Registration Statement (the “Prospectus/Proxy”) relates to a proposed reorganization of Oak Value Fund, a series of Oak Value Trust, into RS Capital Appreciation Fund (the “Fund”), a series of the Registrant.  The Prospectus/Proxy will be furnished in connection with a meeting of shareholders of Oak Value Fund at which shareholders of Oak Value Fund will be asked to vote on the proposed transfer by Oak Value Fund of all the assets of Oak Value Fund to the Fund in exchange for Class A shares of the Fund and the assumption by the Fund of all of the liabilities of Oak Value Fund.

This Amendment is being filed, as discussed with Mr. James O’Connor, the Registrant’s Commission reviewer, for the purpose of reflecting a change in the classification of the Fund from a “diversified” fund, under the Investment Company Act of 1940, as amended, to a “non-diversified” fund.  In addition, this Amendment responds to comments given to us by Mr. O’Connor and Ms. Christina DiAngelo of the Commission and updates certain other information.  This Amendment is marked to show changes from the Registration Statement filed with the Commission on June 23, 2010.

This Registration Statement shall become effective in accordance with Section 8(a) of the Securities Act of 1933 or on such earlier date as the Commission, acting pursuant to said Section 8(a), may determine.  The Registrant is also requesting acceleration of the effective date of this Amendment so that it will become effective on July 26, 2010 or as soon as practicable thereafter.  The Registrant’s and its underwriter’s requests for acceleration, dated July 23, 2010, are filed herewith.

Please direct any questions regarding this filing to me at 415-315-6302.

Sincerely,

/s/ Matthew Gaarder-Wang
Matthew Gaarder-Wang

cc:	James O’Connor, Esq.
Christina DiAngelo
Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.

[LETTERHEAD OF RS INVESTMENT MANAGEMENT CO. LLC]

July 23, 2010

VIA FACSIMILE AND EDGAR

Securities and Exchange Commission

Attn: Mr. James O’Connor

100 F Street, NE
Washington, DC 20549

Re:          Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of
RS Investment Trust (the “Trust”) (Registration No. 333-167725)

Dear Mr. O’Connor:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the Trust hereby requests acceleration of the effective date for Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, referenced above, so that it will become effective on Monday, July 26, 2010.

Please be advised that the Trust is aware of its responsibilities under the Securities Act of 1933, as amended, as it relates to the proposed public offering of the securities specified in the Registration Statement referred to above.

Very truly yours,

RS INVESTMENT TRUST

By:	/s/ Benjamin L. Douglas
Name:	Benjamin L. Douglas
Title:	Vice President, Secretary and Chief Legal Officer

[LETTERHEAD OF GUARDIAN INVESTOR SERVICES LLC]

July 23, 2010

VIA FACSIMILE AND EDGAR

Securities and Exchange Commission

Attn: Mr. James O’ Connor

100 F Street, NE
Washington, DC 20549

Re:          Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of
RS Investment Trust (the “Trust”) (Registration No. 333-167725)

Dear Mr. O’Connor:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the Trust’s principal underwriter hereby requests acceleration of the effective date for Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14, referenced above, so that it will become effective on Monday, July 26, 2010.

Please be advised that the Trust is aware of its responsibilities under the Securities Act of 1933, as amended, as it relates to the proposed public offering of the securities specified in the Registration Statement referred to above.

Very truly yours,

GUARDIAN INVESTOR SERVICES LLC

By:	/s/ John H Walter
Name:	John H Walter
Title:	Senior Vice President, Financial Management & Control